Provisions, income tax liabilities and other liabilities - Current Provisions and Other Current Liabilities (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2020	Dec. 31, 2021
Provisions And Other Current And Non-Current Liabilities [Line Items]
Taxes payable, other than corporate income taxes		€ 437	€ 395		€ 420
Employee-related liabilities		1,929	2,106		2,158
Restructuring provisions (see Note D.19.2.)		653	578		472
Interest rate derivatives (see Note D.20.)		7	1		0
Currency derivatives (see Note D.20.)		330	126		94
Equity derivatives (see Note D.20.)		0	0		0
Amounts payable for acquisitions of non-current assets		878	945		714
Customer contract liabilities	[1]	0	0		269
Other current liabilities	[2],[3]	10,007	9,590		7,894
Total		14,241	13,741		12,021
Other revenues		3,205	3,801	[4],[5]	2,910	[4],[5]
Contract liabilities			€ 269
US legal restructuring
Provisions And Other Current And Non-Current Liabilities [Line Items]
Percentage of capital losses used							33.33%
Collaboration agreement with GSK
Provisions And Other Current And Non-Current Liabilities [Line Items]
Customer contract liabilities					€ 269			€ 319
Direct royalty agreement with SOBI on sales of BeyfortusTM in the United States
Provisions And Other Current And Non-Current Liabilities [Line Items]
Other current liabilities		290
Royalties, payable		€ 273

[1]	(a)See Note A.5., “Agreements relating to the recombinant COVID-19 vaccine candidate developed by Sanofi in collaboration with GSK”. The year-on-year change in this item between 2023 and 2022 includes revenue of €269 million recognized in profit or loss during 2023 (previously included in “Customer contract liabilities” as of December 31, 2022).

[2]	(c)As of December 31, 2024 includes €273 million (nominal value: €290 million) for the current liability relating to royalties payable to Sobi on net sales of Beyfortus (nirsevimab) in the United States (see Note C.2.)
[3]	(b)“Other current liabilities” mainly comprises provisions and liabilities for customer rebates and returns; provisions for discounts and rebates granted to healthcare authorities and governmental programs (see Note D.23.); and the liability payable at each reporting date under the Monoclonal Antibody
Alliance with Regeneron.

[4]	Figures for comparative periods (2023 and 2022) have been re-presented on a consistent basis to reflect the classification of Opella as a discontinued operation
[5]	(a)Figures for comparative periods (2023 and 2022) have been re-presented on a consistent basis to reflect the classification of Opella as a discontinued operation.